Financial Risk Management - Undiscounted Liabilities by Maturity (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings.	€ 17,324,000	€ 13,052,000
Lease liabilities			€ 2,359,000
Trade payables and other payables	221,000	445,000
Less than 1 year [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings.	2,391,000	343,000
Lease liabilities	2,079,000	513,000
Trade payables and other payables	7,067,000	10,142,000
Total	11,537,000	10,998,000
Between 1 and 2 years [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings.	6,674,000	10,054,000
Lease liabilities	2,079,000
Total	8,753,000	10,054,000
Between 2 and 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings.	13,808,000	4,790,000
Lease liabilities	6,235,000
Total	20,043,000	4,790,000
Over 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings.		322,000
Lease liabilities	11,432,000
Total	€ 11,432,000	€ 322,000